Related party transactions (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Total associates and joint ventures		$ 171	$ 564	$ 890
Total other related parties		16	(460)	(425)
Total Directors and Senior Management		(464)	(409)	(300)
Total		(277)	(196)	207
Other associates and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Corporate services		21	59
Financial operations		7	2	10
Leases and/or rights of use		41	47	32
Fees and remunerations			6	8
CAMSA and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use				2
Management fee			(1,019)	(433)
Taaman [Member]
Disclosure of transactions between related parties [line items]
Corporate services		32	278
Willi-Food International Ltd. [Member]
Disclosure of transactions between related parties [line items]
Corporate services			255
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Corporate services			8
Financial operations	[1]	2	44
Leases and/or rights of use	[1]	22	19	36
Fees and remunerations	[1]	(11)	(16)
Legal services	[1]	(6)	(6)	(12)
Donations	[1]	(23)	(23)	(18)
IFISA [Member]
Disclosure of transactions between related parties [line items]
Financial operations			109	42
Directors [Member]
Disclosure of transactions between related parties [line items]
Fees and remunerations		(382)	(336)
Compensation of Directors and senior management		(44)	(28)	(284)
Senior Management [Member]
Disclosure of transactions between related parties [line items]
Compensation of Directors and senior management		(38)	(45)	(16)
Agrofy S.A. [Member]
Disclosure of transactions between related parties [line items]
Management fees / Directory		2	9	6
Financial operations				6
Agro-Uranga S.A.[Member]
Disclosure of transactions between related parties [line items]
Sale of goods and/or services			5	6
Banco de Crédito y Securitización S.A. [Member]
Disclosure of transactions between related parties [line items]
Financial operations				81
Leases and/or rights of use		38	30	2
Condor [Member]
Disclosure of transactions between related parties [line items]
Financial operations			199	524
Tarshop S.A. [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		41		30
ISPRO-MEHADRIN [Member]
Disclosure of transactions between related parties [line items]
Sale of goods and/or services		21	207
Adama [Member]
Disclosure of transactions between related parties [line items]
Sale of goods and/or services				36
Corporate services				$ 149

[1]	Includes Estudio Zang, Bergel & Vines, Isaac Elsztain e Hijos S.C.A., San Bernando de Cordoba S.A., Fundacion IRSA, Hamonet, BHN Sociedad de Inversion, BACS Administradora de Activos S.A., BHN Seguros Generales S.A. and BHN Vida S.A.